Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Fair Value

20.  Fair Value

Fair Value Measurement

The Company follows FASB ASC Topic 820, “Fair Value Measurement and Disclosures,” which requires additional disclosures about the Company’s assets and liabilities that are measured at fair value.  Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Based on the observability of the inputs used in valuation techniques, the Company is required to provide the following information according to the fair value hierarchy.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value will be classified and disclosed as follows:

Level 1 Inputs

·	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
·

Generally, this includes debt and equity securities and derivative contracts that are traded in an active exchange market (i.e. New York Stock Exchange), as well as certain U.S. Treasury, U.S. Government and sponsored entity agency mortgage-backed securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 Inputs

·	Quoted prices for similar assets or liabilities in active markets.
·	Quoted prices for identical or similar assets or liabilities in inactive markets.
·

Inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability (i.e., interest rates, yield curves, credit risks, prepayment speeds or volatilities) or “market corroborated inputs.”

·	Generally, this includes U.S. Government and sponsored entity mortgage-backed securities, corporate debt securities and derivative contracts.

Level 3 Inputs

·	Prices or valuation techniques that require inputs that are both unobservable (i.e. supported by little or no market activity) and that are significant to the fair value of the assets or liabilities.
·

These assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fair Value on a Recurring Basis

The following is a description of the valuation methodologies used for instruments measured at fair value on a recurring basis:

Securities Available for Sale

As of December 31, 2012, the fair value of the Company's available for sale ("AFS") securities portfolio was $89.5 million.  Approximately 51 percent of the portfolio was made up of residential mortgage-backed securities, which had a fair value of $45.5 million at December 31, 2012.  Approximately $44.1 million of the residential mortgage-backed securities are guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC").  The underlying loans for these securities are residential mortgages that are geographically dispersed throughout the United States.

The fair value of AFS securities is the market value based on quoted market prices, when available, or market prices provided by recognized broker dealers (Level 1).  If listed prices or quotes are not available, fair value is based upon quoted market prices for similar or identical assets or other observable inputs (Level 2) or externally developed models that use unobservable inputs due to limited or no market activity of the instrument (Level 3).

All of the Company’s AFS securities, excluding commercial mortgage-backed securities, were classified as Level 2 assets at December 31, 2012.  The valuation of AFS securities using Level 2 inputs was primarily determined using the market approach, which uses quoted prices for similar assets or liabilities in active markets and all other relevant information.  It includes model pricing, defined as valuing securities based upon their relationship with other benchmark securities.

For certain securities, the inputs used by either dealer market participants or an independent pricing service, may be derived from unobservable market information (Level 3 inputs).  In these instances, management evaluates the appropriateness and quality of the assumptions and the resulting prices.  In addition, management reviews the volume and level of activity for all AFS securities and attempts to identify transactions which may not be orderly or reflective of a significant level of activity and volume.  For securities meeting these criteria, the quoted prices received from either market participants or an independent pricing service may be adjusted, as necessary, to estimate fair value and this results in fair values based on Level 3 inputs.  In determining fair value, the Company utilizes unobservable inputs which reflect its own assumptions about the inputs that market participants would use in pricing each security.  In developing its assertion of market participant assumptions, the Company utilizes the best information that is both reasonable and available without undue cost and effort.

In calculating the fair value for AFS securities under Level 3, management prepared present value cash flow models for certain private label commercial mortgage-backed securities. The cash flows for the commercial mortgage-backed securities incorporated the expected cash flow of each security adjusted for default rates, loss severities and prepayments of the individual loans collateralizing the security.  The following table presents quantitative information about Level 3 inputs used to measure the fair value of commercial mortgage-backed securities at December 31, 2012:

December 31, 2012
Valuation Technique	Unobservable Input	Range	Weighted Average
Discounted Cash Flow	Prepayment rate	8 through 15%	10.0%
	Default rate	10 through 15	12.5
	Loss severity	10 through 25	18.0

Significant increases or decreases in any of the unobservable inputs in the table above in isolation would result in a significantly lower or higher fair value measurement of the securities.  Generally, a change in the assumption used for the default rate is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

For the Level 3 available for sale private label commercial mortgage-backed securities, cash flow assumptions incorporate independent third party market participant data based on vintage year for each security.  The discount rate utilized in determining the present value of cash flows for the commercial mortgage-backed securities was arrived at by combining the yield on orderly transactions for similar maturity government sponsored mortgage-backed securities with (i) the historical average risk premium of similar structured private label securities, (ii) a risk premium reflecting current market conditions, including liquidity risk and (iii) if applicable, a forecasted loss premium derived from the expected cash flows of each security.  The estimated cash flows for each private label commercial mortgage-backed security are then discounted at the aforementioned effective rate to determine the fair value.  The quoted prices received from either market participants or independent pricing services are weighted with the internal price estimate to determine the fair value of each instrument.

Interest Rate Swap Agreements

Based on the complex nature of interest rate swap agreements, the markets these instruments trade in are not as efficient and are less liquid than that of Level 1 markets.  These markets do, however, have comparable, observable inputs in which an alternative pricing source values these assets or liabilities in order to arrive at a fair value.  The fair values of any interest swaps are measured based on the difference between the yield on the existing swaps and the yield on current swaps in the market (i.e. The Yield Book); consequently, they are classified as Level 2 instruments.

There were no changes in the inputs or methodologies used to determine fair value during the year ended December 31, 2012, as compared to the year ended December 31, 2011.

The tables below present the balances of assets and liabilities measured at fair value on a recurring basis as of December 31st for the past two years:

	December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Total
Financial assets:
Securities available for sale:
U.S. Government sponsored entities	$-	$2,568	$-	$2,568
State and political subdivisions	-	15,303	-	15,303
Residential mortgage-backed securities	-	45,545	-	45,545
Commercial mortgage-backed securities	-	-	4,463	4,463
Corporate and other securities	-	21,659	-	21,659
Total securities available for sale	$-	$85,075	$4,463	$89,538

	December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Total
Financial assets:
Securities available for sale:
U.S. Government sponsored entities	$-	$5,376	$-	$5,376
State and political subdivisions	-	17,878	-	17,878
Residential mortgage-backed securities	-	57,924	-	57,924
Commercial mortgage-backed securities	-	210	-	210
Corporate and other securities	-	7,377	-	7,377
Total securities available for sale	$-	$88,765	$-	$88,765
Financial liabilities:
Interest rate swap agreements	$	$43	$	$43

The following table summarizes changes in Level 3 assets during 2012, consisting of newly purchased commercial mortgage-backed available for sale securities, measured at fair value on a recurring basis.  There were no Level 3 assets at December 31, 2011.

(In thousands)	For the year ended December 31, 2012
Commercial mortgage-backed securities:
Balance, beginning of year	$-
Purchases	4,423
Total net gains included in:
Other comprehensive income	40
Balance, end of year	$4,463

There were no gains or losses (realized or unrealized) including in earnings for assets and liabilities held at December 31, 2012 or 2011.

Fair Value on a Nonrecurring Basis

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  The following is a description of the valuation methodologies used for instruments measured at fair value on a nonrecurring basis:

Other Real Estate Owned ("OREO")

The fair value was determined using appraisals, which may be discounted based on management’s review and changes in market conditions (Level 3 Inputs).  All appraisals must be performed in accordance with the Uniform Standards of Professional Appraisal Practice ("USPAP").  Appraisals are certified to the Company and performed by appraisers on the Company’s approved list of appraisers.  Evaluations are completed by a person independent of Company management.  The content of the appraisal depends on the complexity of the property.  Appraisals are completed on a “retail value” and an “as is value”.

The Company requires current real estate appraisals on all loans that become OREO or in-substance foreclosure, loans that are classified substandard, doubtful or loss, or loans that are over $100,000 and nonperforming.  Prior to each balance sheet date, the Company values impaired collateral-dependent loans and OREO based upon a third party appraisal, broker's price opinion, drive by appraisal, automated valuation model, updated market evaluation, or a combination of these methods.  The amount is discounted for the decline in market real estate values (for original appraisals), for any known damage or repair costs, and for selling and closing costs.  The amount of the discount is dependent upon the method used to determine the original value.  The original appraisal is generally used when a loan is first determined to be impaired.  When applying the discount, the Company takes into consideration when the appraisal was performed, the collateral’s location, the type of collateral, any known damage to the property and the type of business.  Subsequent to entering impaired status and the Company determining that there is a collateral shortfall, the Company will generally, depending on the type of collateral, order a third party appraisal, broker's price opinion, automated valuation model or updated market evaluation.  Subsequent to receiving the third party results, the Company will discount the value 6 to 10 percent for selling and closing costs.

Partially charged-off loans are measured for impairment based upon an appraisal for collateral-dependant loans.  When an updated appraisal is received for a nonperforming loan, the value on the appraisal is discounted in the manner discussed above.  If there is a deficiency in the value after the Company applies these discounts, management applies a specific reserve and the loan remains in nonaccrual status.  The receipt of an updated appraisal would not qualify as a reason to put a loan back into accruing status.  The Company removes loans from nonaccrual status when the borrower makes six months of contractual payments and demonstrates the ability to service the debt going forward.  Charge-offs are determined based upon the loss that management believes the Company will incur after evaluating collateral for impairment based upon the valuation methods described above and the ability of the borrower to pay any deficiency.

Impaired Collateral-Dependent Loans

The fair value of impaired collateral-dependent loans is derived in accordance with FASB ASC Topic 310, “Receivables.”  Fair value is determined based on the loan’s observable market price or the fair value of the collateral.  The valuation allowance for impaired loans is included in the allowance for loan losses in the consolidated balance sheets.  At December 31, 2012, the valuation allowance for impaired loans was $2.0 million, a decrease of $2.4 million from $4.4 million at December 31, 2011.

The following tables present the assets and liabilities carried on the balance sheet by caption and by level within the hierarchy (as described above) as of December 31, 2012 and 2011 and the fair value gains (losses) recognized during the years ended December 31, 2012 and 2011:

	Fair value at December 31, 2012				Gains (losses) from fair value changes during the year ended
(In thousands)	Level 1	Level 2	Level 3	Total	December 31, 2012
Financial assets:
OREO	$-	$-	$864	$864	$(1,098)
Impaired collateral-dependent loans	-	-	8,159	8,159	2,448

	Fair value at December 31, 2011				Losses from fair value changes during the year ended
(In thousands)	Level 1	Level 2	Level 3	Total	December 31, 2011
Financial assets:
OREO	$-	$-	$1,087	$1,087	$(665)
Impaired collateral-dependent loans	-	-	13,705	13,705	(1,992)

Fair Value of Financial Instruments

FASB ASC Topic 825, “Financial Instruments,” requires the disclosure of the estimated fair value of certain financial instruments, including those financial instruments for which the Company did not elect the fair value option.  These estimated fair values as of December 31, 2012 and December 31, 2011 have been determined using available market information and appropriate valuation methodologies.  Considerable judgment is required to interpret market data to develop estimates of fair value.  The estimates presented are not necessarily indicative of amounts the Company could realize in a current market exchange.  The use of alternative market assumptions and estimation methodologies could have had a material effect on these estimates of fair value.  The methodology for estimating the fair value of financial assets and liabilities that are measured on a recurring or nonrecurring basis are discussed above.

The following methods and assumptions were used to estimate the fair value of other financial instruments for which it is practicable to estimate that value:

Cash and Cash Equivalents

For these short-term instruments, the carrying value is a reasonable estimate of fair value.

Securities Held to Maturity

The fair value of held to maturity ("HTM") securities is based upon quoted market prices for similar or identical assets or other observable inputs (Level 2) or externally developed models that use unobservable inputs due to limited or no market activity of the instrument (Level 3).

SBA Loans Held for Sale

The fair value of SBA loans held for sale is estimated by using a market approach that includes significant other observable inputs.

Loans

The fair value of loans is estimated by discounting the future cash flows using current market rates that reflect the interest rate risk inherent in the loan, except for previously discussed impaired loans.

Federal Home Loan Bank Stock

Federal Home Loan Bank stock is carried at cost.  Carrying value approximates fair value based on the redemption provisions of the issues.

SBA Servicing Assets

SBA servicing assets do not trade in an active, open market with readily observable prices.  The Company estimates the fair value of SBA servicing assets using discounted cash flow models incorporating numerous assumptions from the perspective of a market participant including market discount rates and prepayment speeds.

Deposit Liabilities

The fair value of demand deposits and savings accounts is the amount payable on demand at the reporting date (i.e. carrying value).  The fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows using current market rates.

Borrowed Funds and Subordinated Debentures

The fair value of borrowings is estimated by discounting the projected future cash flows using current market rates.

Accrued Interest

The carrying amounts of accrued interest approximate fair value.

Standby Letters of Credit

At December 31, 2012, the Bank had standby letters of credit outstanding of $1.6 million, as compared to $1.8 million at December 31, 2011.  The fair value of these commitments is nominal.

The table below presents the carrying amount and estimated fair values of the Company’s financial instruments not previously presented as of December 31st for the past two years:

		December 31, 2012		December 31, 2011
(In thousands)	Fair value level	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Cash and cash equivalents	Level 1	$94,192	$94,192	$82,574	$82,574
Securities held to maturity (1)	Level 2	21,515	22,741	18,771	19,879
SBA loans held for sale	Level 2	6,937	7,582	7,668	8,192
Loans, net of allowance for loan losses (2)	Level 2	565,341	564,528	568,576	572,165
Federal Home Loan Bank stock	Level 2	3,989	3,989	4,088	4,088
SBA servicing assets	Level 3	396	396	418	418
Accrued interest receivable	Level 2	3,298	3,298	3,703	3,703
Financial liabilities:
Deposits	Level 2	648,760	650,668	643,971	647,281
Borrowed funds and subordinated debentures	Level 2	90,465	100,257	90,465	102,533
Accrued interest payable	Level 2	434	434	523	523

(1)

Includes held to maturity commercial mortgage-backed securities that are considered Level 3.  These securities had book values of $2.7 million at December 31, 2012 and 2011, and market values of $3.2 million and $3.3 million at December 31, 2012 and 2011, respectively.

(2)

Includes impaired loans that are considered Level 3 and reported separately in the tables under the “Fair Value on a Nonrecurring Basis” heading.  Impaired loans, net of specific reserves totaled $8.2 million and $13.7 million at December 31, 2012 and 2011, respectively.